Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 89	$ 62
Accounts receivable	563	524
Current income tax assets	18	12
Inventories	523	460
Current portion of financial assets	9	3
Assets held for sale	13	0
Current assets	1,215	1,061
Long-term assets
Investments in associates and joint ventures	78	335
Property, plant and equipment	2,104	1,635
Intangible assets with finite useful life	212	171
Financial assets	22	10
Other assets	74	72
Deferred income tax assets	149	179
Goodwill and other intangible assets with indefinite useful life	528	350
Assets	4,382	3,813
Current liabilities
Bank loans and advances	35	28
Trade and other payables	638	661
Current income tax liabilities	6	1
Current portion of long-term debt	59	36
Current portion of provisions for contingencies and charges	7	9
Current portion of financial liabilities and other liabilities	101	27
Current liabilities	846	762
Long-term liabilities
Long-term debt	1,517	1,530
Provisions for contingencies and charges	36	34
Financial liabilities	18	16
Other liabilities	178	178
Deferred income tax liabilities	186	219
Liabilities	2,781	2,739
Equity attributable to Shareholders
Capital stock	492	487
Contributed surplus	16	16
Retained earnings	982	512
Accumulated other comprehensive loss	(35)	(31)
Equity attributable to owners of parent	1,455	984
Non-controlling interests	146	90
Total equity	1,601	1,074
Equity and liabilities	$ 4,382	$ 3,813